Service Shares [Member] Average Annual Total Returns - Service Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000® Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	7.18%	8.81%
SERVICE
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	6.16%	9.02%
SERVICE | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.77%	4.51%	7.36%
SERVICE | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	4.74%	7.00%